UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
November 15, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: 2,326,873

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AMEDISYS INC                   COM              023436108    12897 335690.0000 SH    Sole                        335690.0000
AMR Corp.                      COM              001765106     3197 143445.0000 SH    Sole                        143445.0000
Allstate Insurance Grp.        COM              020002101    67174 1174576.2730 SH   Sole                        1174576.2730
Altria Group Inc               COM              02209S103    91314 1313296.5827 SH   Sole                        1313296.5827
American International Group   COM              026874107    94072 1390563.0000 SH   Sole                        1390563.0000
Anadarko Petroleum Corp.       COM              032511107   124208 2310840.0000 SH   Sole                        2310840.0000
BHP BILLITON LTD SPONSORED ADR COM              088606108   147179 1872510.0000 SH   Sole                        1872510.0000
Bank of America Corp           COM              060505104      320 6373.4065 SH      Sole                         6373.4065
Berkshire Hathaway CL B        COM              084670207      296  75.0000 SH       Sole                           75.0000
Boeing Corp                    COM              097023105    50832 484165.0000 SH    Sole                        484165.0000
Burlington Northern Santa Fe C COM              12189T104      732 9015.0000 SH      Sole                         9015.0000
Capital One Financial Corp.    COM              14040H105    18708 281616.7350 SH    Sole                        281616.7350
Caterpillar                    COM              149123101    93122 1187324.0000 SH   Sole                        1187324.0000
Cemex S A Sponsor ADR New Rep  COM              151290889   104036 3477146.7563 SH   Sole                        3477146.7563
ChevronTexaco Corp.            COM              166764100      266 2845.0000 SH      Sole                         2845.0000
Cisco Systems Inc              COM              17275R102   103784 3132647.0000 SH   Sole                        3132647.0000
Citigroup Inc.                 COM              172967101    98302 2106327.9242 SH   Sole                        2106327.9242
ConocoPhillips                 COM              20825C104   118234 1347089.8400 SH   Sole                        1347089.8400
Corning Inc.                   COM              219350105    50047 2030295.0000 SH   Sole                        2030295.0000
Countrywide Financial Corp.    COM              222372104    58970 3102041.2951 SH   Sole                        3102041.2951
DEVON ENERGY CORP NEW COM      COM              25179M103   130832 1572500.5650 SH   Sole                        1572500.5650
Dell Inc.                      COM              24702R101      272 9846.0000 SH      Sole                         9846.0000
Exxon Mobil Corp.              COM              30231G102     1025 11071.0000 SH     Sole                        11071.0000
FIDELITY NATIONAL FINANCIAL-A  COM              31620R105    19577 1119960.0000 SH   Sole                        1119960.0000
FIDELITY NATL INFO SVC COM     COM              31620M106    39115 881559.0000 SH    Sole                        881559.0000
Fannie Mae                     COM              313586109     8247 135623.0000 SH    Sole                        135623.0000
General Electric               COM              369604103     1402 33862.3032 SH     Sole                        33862.3032
Goldman Sachs Group Inc.       COM              38141G104     3543 16345.0000 SH     Sole                        16345.0000
Goodyear Tire & Rubber         COM              382550101    24533 806755.0000 SH    Sole                        806755.0000
Graco Inc.                     COM              384109104     8426 215439.0000 SH    Sole                        215439.0000
HARRIS CORP DEL COM            COM              413875105    30896 534630.0000 SH    Sole                        534630.0000
Harley Davidson Inc.           COM              412822108    19550 423065.0000 SH    Sole                        423065.0000
Home Depot                     COM              437076102     7678 236691.3900 SH    Sole                        236691.3900
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     9231 486600.0000 SH    Sole                        486600.0000
Intel Corp                     COM              458140100      414 16000.0000 SH     Sole                        16000.0000
International Business Machine COM              459200101    17876 151748.3785 SH    Sole                        151748.3785
J.P. Morgan Chase & Co.        COM              46625H100      276 6031.0000 SH      Sole                         6031.0000
KINETIC CONCEPTS INC           COM              49460W208    25147 446820.0000 SH    Sole                        446820.0000
Lowes Companies Inc.           COM              548661107      208 7420.0000 SH      Sole                         7420.0000
MARSHALL EDWARDS INC COM       COM              572322303      236 75607.0000 SH     Sole                        75607.0000
Merrill Lynch                  COM              590188108    80289 1126382.5420 SH   Sole                        1126382.5420
Microsoft Corp                 COM              594918104      700 23776.1095 SH     Sole                        23776.1095
Morgan Stanley                 COM              617446448    20927 332176.0000 SH    Sole                        332176.0000
NOVAGOLD RES INC COM NEW       COM              66987E206    10479 634700.0000 SH    Sole                        634700.0000
NVR Inc.                       COM              62944T105    23560 50100.0000 SH     Sole                        50100.0000
Nabors Industries LTD New (Ber COM              G6359F103   105556 3430474.0000 SH   Sole                        3430474.0000
National RV Holdings           COM              637277104       96 218970.0000 SH    Sole                        218970.0000
Novogen LTD                    COM              67010F103     2089 251710.0000 SH    Sole                        251710.0000
Rush Enterprises CLA           COM              781846209     4730 186605.0000 SH    Sole                        186605.0000
Rush Enterprises CLB           COM              781846308     6732 282505.0000 SH    Sole                        282505.0000
Stanley Furniture Inc New      COM              854305208    13067 804130.0000 SH    Sole                        804130.0000
Terex Corp Del                 COM              880779103   121023 1359504.0000 SH   Sole                        1359504.0000
Thor Industries Inc.           COM              885160101    66728 1483181.0000 SH   Sole                        1483181.0000
U S Bancorp Del New            COM              902973304      465 14280.0000 SH     Sole                        14280.0000
United Technologies Corp.      COM              913017109      443 5510.0000 SH      Sole                         5510.0000
UnitedHealth Group Inc.        COM              91324P102   119229 2461873.1220 SH   Sole                        2461873.1220
WESCO INTERNATIONAL INC        COM              95082P105    25781 600400.0000 SH    Sole                        600400.0000
Wal-Mart Stores                COM              931142103      338 7745.0000 SH      Sole                         7745.0000
Washington Mutual Inc.         COM              939322103    44565 1262117.0000 SH   Sole                        1262117.0000
Wells Fargo & Co.              COM              949746101      202 5660.0000 SH      Sole                         5660.0000
Whirlpool Corp                 COM              963320106    79669 894156.0000 SH    Sole                        894156.0000
Winnebago Inds. Inc.           COM              974637100    13165 551310.0000 SH    Sole                        551310.0000
Wyeth                          COM              983024100      305 6848.0000 SH      Sole                         6848.0000
Muhlenkamp Fund                                 962096103      319 3733.6100 SH      Sole                         3733.6100
Vanguard Health Care Fd Inv Sh                  921908307      240 1565.5403 SH      Sole                         1565.5403